FINANCING INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2020
Other Income, Nonoperating [Abstract]
Schedule of Financing Income, Net

	US dollars
	Year ended December 31,
(in thousands)	2020	2019	2018

Short-term interest income, (expenses) commissions and other	(895)	(944)	64
Gains (loss) in respect of marketable securities and other investments	4,375	(241)	166
Interest expenses in respect of long-term loans	(1,299)	(1,666)	(528)
Interest income in respect of deposits	302	500	640
Income (expenses) related to taxes positions	(501)	203	210
Exchange rate differences and others, net	(1,350)	(491)	684
Income (expenses) in respect of changes in Obligation to purchase non-controlling interests (*)	848	3,215	(519)
	1,480	576	717

(*) See Note 1Y